ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
Advance from customers	$ 2,733	¥ 17,836	¥ 15,323
Other accrued expenses	10,603	69,186	42,131
Other tax payables	1,223	7,973	11,939
Accrued expenses and other current liabilities	$ 14,559	¥ 94,995	¥ 69,393